INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Incomes Taxes [Abstract]
Summary of Deferred Tax Assets
Our net deferred tax liabilities at December 31, 2020 and 2019 include the following components:

	December 31, 2020	December 31, 2019
Deferred tax assets
Deductible temporary differences relating to provisions	5,608	4,672
Deferred tax liabilities
Mine property costs	36,706	25,226
Net deferred tax liabilities	31,098	20,554
The composition of our unrecognized deferred tax assets by tax jurisdiction is summarized as follows:

	December 31, 2020	December 31, 2019
Deductible temporary differences
Canada	4,521	7,006
Ghana	824	1,859
	5,345	8,865

Tax losses
Canada	67,818	60,195
Other	2,396	334
	70,214	60,529

Total unrecognized deferred tax assets
Canada	72,339	67,201
Ghana	824	1,859
Other	2,396	334
	75,559	69,394

Income Tax Recovery
The income tax expense includes the following components:

	For the years ended December 31,
	2020	2019
Current tax expense
Current tax on net earnings	36,748	6,291
Adjustments in respect to prior year	973	—
	37,721	6,291
Deferred tax expense
Originating and reversal of temporary differences in the current year	10,545	21,148
Income tax expense	48,266	27,439

Schedule of Expected Income Tax on Net Loss
A reconciliation of expected income tax on net loss before minority interest at statutory rates with the actual income tax expense is as follows:

	For the Years Ended December 31,
	2020	2019
Income from continuing operations before tax	86,419	37,427
Statutory tax rate	26.5%	26.5%
Tax benefit at statutory rate	22,901	9,918

Foreign tax rates	17,238	7,252
Permanent differences	451	1,880
Change in unrecognized deferred tax assets due to exchange rates	(1,209)	(2,424)
Change in unrecognized deferred tax assets	8,885	10,813
Income tax expense	48,266	27,439